Borrowings	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
BORROWINGS

NOTE 10: BORROWINGS

Borrowings as of December 31, 2017 and 2016 consisted of the following:

Navios Holdings borrowings	December 31, 2017	December 31, 2016
Commerzbank A.G. ($240,000)	$—	$19,857
HSH Nordbank ($15,300)	14,535	—
Loan Facility Credit Agricole ($40,000)	17,674	18,880
Loan Facility Credit Agricole ($23,000)	14,074	14,755
Loan Facility Credit Agricole ($23,000)	14,450	15,150
Loan Facility DVB Bank SE ($72,000)	50,140	54,540
Loan Facility DVB Bank SE ($41,000)	33,816	37,293
Loan Facility Credit Agricole ($22,500)	15,188	16,313
Loan Facility DVB Bank SE ($40,000)	18,254	28,000
Loan Facility Alpha Bank ($31,000)	25,600	27,400
Loan Facility Alpha Bank ($16,125)	16,125	16,125
Navios Acquisition Loan	—	51,240
2019 Notes	—	291,094
2022 Senior Secured Notes	305,000	—
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,174,856	$1,240,647

Navios Logistics borrowings	December 31, 2017	December 31, 2016
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	31,109	34,447
Navios Logistics BBVA Loan Facility	23,250	25,000
Navios Logistics Alpha Bank Loan	13,300	—
Navios Logistics Term Loan B Facility	100,000	—
Other long-term loans	253	321
Total Navios Logistics borrowings	$542,912	$434,768

Total	December 31, 2017	December 31, 2016
Total borrowings	$1,717,768	$1,675,415
Less: current portion, net	(33,885)	(29,827)
Less: deferred finance costs and discount, net	(35,280)	(24,320)
Total long-term borrowings	$1,648,603	$1,621,268

Navios Holdings loans

Senior Secured Notes

On November 21, 2017, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “Co-Issuers”) issued $305,000 of 11.25% Senior Notes due 2022 (the “2022 Senior Secured Notes”), at a price of 97%.

The 2022 Senior Secured Notes are secured by a first priority lien on the capital stock owned by certain of the subsidiary guarantors of Navios Holdings in each of Navios Maritime Partners L.P., Navios GP L.L.C., Navios Maritime Acquisition Corporation, Navios South American Logistics Inc. and Navios Maritime Containers Inc. The 2022 Senior Secured Notes are unregistered and guaranteed by all of the Company’s direct and indirect subsidiaries, except for certain subsidiaries designated as unrestricted subsidiaries, including Navios South American Logistics Inc. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Secured Notes. The net proceeds of the offering were used to complete a cash tender offer for its outstanding 8.125% Senior Notes due 2019 described below (the “2019 Notes”) and to redeem notes not purchased in the tender offer, including the payment of related fees and expenses and any redemption premium. The effect of this transaction was the recognition of a $2,695 extinguishment loss in the consolidated statements of comprehensive (loss)/income under “(Loss)/gain on bond and debt extinguishment”.

The Co-Issuers have the option to redeem the 2022 Senior Secured Notes in whole or in part, at any time on or after November 21, 2017 at a fixed price of 108.438%, which price declines ratably until it reaches par in 2019.

The 2022 Senior Secured Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The Co-Issuers were in compliance with the covenants as of December 31, 2017.

Senior Notes

On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. completed the sale of $350,000 of 2019 Notes. During July, August and October 2016, the Company repurchased $58,906 of its 2019 Notes for a cash consideration of $30,671 resulting in a gain on bond extinguishment of $27,670, net of deferred fees written-off. On November 21, 2017, Co-Issuers completed the sale of 2022 Senior Secured Notes. The net proceeds of the offering of the 2022 Senior Secured Notes have been used: (i) to repay, in full, the outstanding amount of the 2019 Notes; and (ii) for general corporate purposes.

Ship Mortgage Notes

On November 29, 2013, Navios Holdings completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”).

The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co- Issuers”) and were originally secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. In June 2017, Navios Ionian and Navios Horizon were released from the 2022 Notes and replaced by the Navios Galileo. In March 2018, Navios Herakles was released from the 2022 Notes and replaced by the Navios Equator Prosper. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company’s direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.

Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2017.

Secured credit facilities

Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece’s facilities were transferred to Credit Agricole Corporate and Investment Bank.

In September 2010, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one newbuilding Capesize vessel. In December 2017, the Company agreed to extend the last payment date to August 2021. As of December 31, 2017, the outstanding amount under the loan facility was repayable in one quarterly installment of $2,411, followed by seven semi-annual equal installments of $1,205 with a final balloon payment of $6,810 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants. As of December 31, 2017, the outstanding amount under this facility was $17,674.

In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one Panamax vessel. As of December 31, 2017, the facility is repayable in one quarterly installment of $681, followed by nine semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2017, the outstanding amount under this facility was $14,074.

In December 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2017, the outstanding amount under the loan facility was repayable in one quarterly installment of $700 after the drawdown date, followed by nine semi-annual equal installments of $700, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2017, the outstanding amount under this facility was $14,450.

On December 20, 2013, Navios Holdings entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two equal tranches, in order to finance the acquisition of two Panamax vessels. The two tranches bear interest at a rate of LIBOR plus 300 basis points. In December 2017, the Company agreed to extend the last payment date to August 2021. The first tranche is repayable in one quarterly installment of $563, followed by seven equal semi-annual installments of $563, with a final balloon payment of $2,812 on the last repayment date. The second tranche is repayable in one quarterly installment of $1,125, followed by seven equal semi-annual installments of $563, with a final balloon payment of $2,812 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2017, the outstanding amount of the loan was $15,188.

Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. During October 2016, the Company fully prepaid the third tranche of the facility, which had an outstanding balance of $15,319, using $13,802 of cash, thus achieving a $1,517 benefit to nominal value. During May 2017, the Company fully repaid the fourth tranche of the facility, which had an outstanding loan balance of $17,322, using $15,607 of cash, thus achieving a $1,715 benefit to nominal value.

HSH Nordbank Facility: On May 23, 2017, Navios Holdings entered into a facility agreement with HSH Nordbank AG for an amount of up to $15,300 in order to partially refinance the fourth tranche of the Commerzbank facility. As of December 31, 2017, the facility is repayable in 15 quarterly equal installments of $383, with a final balloon payment of $8,798 on the last payment date. The loan bears interest at a rate of LIBOR plus 300 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2017, the outstanding amount under this facility was $14,535.

DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of a Handysize vessel; and (ii) the second tranche is for an amount of up to $16,000 to refinance the outstanding debt of an Ultra-Handymax vessel. The two tranches bear interest at a rate of LIBOR plus 285 and 360 basis points, respectively. On June 27, 2014, Navios Holdings refinanced the existing facility, adding a new tranche for an amount of $30,000 in order to finance the acquisition of a Capesize vessel. The new tranche bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2017, the first tranche is repayable in nine quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date, the second tranche is repayable in ten quarterly installments of $269, with a final balloon payment of $6,354 on the last repayment date and the third tranche is repayable in ten quarterly installments of $469, with a final balloon payment of $18,750 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2017, the total outstanding amount was $50,140.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bore interest at a rate of LIBOR plus 325 basis points. During 2017, Navios Holdings prepaid the indebtedness originally maturing in the third quarter of 2018 and released from collateral one Panamax vessel. In December 2017, Navios Holdings entered into a facility agreement with DVB Bank SE in order to extend the maturity of the outstanding balance originally due by September 2018 for three years, to September 2021. As of December 31, 2017, the facility is repayable in 15 quarterly installments of $730, with a final balloon payment of $7,302 payable on the last repayment date. The loan facility requires compliance with certain financial covenants. In December 2015, one newbuilding Panamax vessel and one newbuilding Capesize vessel were added as collateral to this facility. As of December 31, 2017, the outstanding amount was $18,254.

In January 2016, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $41,000 to be drawn in two tranches, to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel. The facility bears interest at a rate of LIBOR plus 255 basis points. The total amount drawn under the facility was $39,900. The first tranche is repayable in one quarterly installment of $492, followed by 16 quarterly installments of $369 each, and a final balloon payment of $14,760 on the last payment day. The second tranche is repayable in one quarterly installment of approximately $377, followed by 16 quarterly installments of $220 each, and a final balloon payment of $8,764 on the last payment day. The loan facility also requires compliance with certain covenants. As of December 31, 2017, the outstanding amount was $33,816.

Alpha Bank A.E.: On November 6, 2014, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $31,000 in order to finance part of the acquisition of a Capesize vessel. The loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2017, the facility is repayable in 20 quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2017, the outstanding amount was $25,600.

On November 3, 2016, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $16,125 in order to refinance one Capesize vessel. The facility bears interest at a rate of LIBOR plus 300 basis points. The facility is repayable in four quarterly installments of $250 each, followed by 16 quarterly installments of $275 each, with a final balloon payment of $10,725 payable on the last repayment date. The first instalment will be due 15 months from the loan drawdown date. The loan facility requires compliance with certain financial covenants. As of December 31, 2017, the outstanding amount was $16,125.

The facilities are secured by first priority mortgages on certain of Navios Holdings’ vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

The majority of the Company’s senior secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on either charter-adjusted valuations, or charter-free valuations, ranging from over 110% to 135%, (ii) minimum liquidity up to a maximum of $30,000, and (iii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our senior secured credit facilities have been waived for a specific period of time up to a maximum of four quarters (from the current balance sheet date) and/or amended to include net total debt divided by total assets, as defined in each senior secured credit facility, to a maximum of 90%.

As of December 31, 2017, the Company was in compliance with all of the covenants under each of its credit facilities.

Navios Acquisition Loan

On November 3, 2017, the Company prepaid in full the outstanding amount of $55,132 under its secured loan facility of up to $70,000 with Navios Acquisition entered into in September 2016. The prepayment amount consisted of the $50,000 drawn under the facility and $5,132 of accrued interest. Please see also Note 15.

Navios Logistics loans

2022 Logistics Senior Notes

On April 22, 2014, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together with Navios Logistics (the “Logistics Co-Issuers”) completed the sale of $375,000 in aggregate principal amount of its Senior Notes due on May 1, 2022 (the “2022 Logistics Senior Notes”), at a fixed rate of 7.25%. The 2022 Logistics Senior Notes are unregistered are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegaçăo Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte Group S.A. (“Terra Norte”), which do not guarantee the 2022 Logistics Senior Notes pursuant to certain exceptions under the indenture, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional” except that the indenture provides for an individual subsidiary’s guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.

The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.

The indenture governing the 2022 Logistics Senior Notes include customary events of default, including failure to pay principal and interest on the 2022 Logistics Senior Notes, a failure to comply with covenants, a failure by Navios Logistics or any significant subsidiary or any group of restricted subsidiaries that, taken together, would constitute a significant subsidiary to pay material judgments or indebtedness and bankruptcy and insolvency events with respect to us or any significant subsidiary or any group of restricted subsidiaries that, taken together, would constitute a significant subsidiary.

As of December 31, 2017, all subsidiaries, including Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte are 100% owned. Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte do not have any independent assets or operations.

In addition, there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Logistics Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.

The 2022 Logistics Co-Issuers were in compliance with the covenants as of December 31, 2017.

Navios Logistics Notes Payable

In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, Corporacion Navios S.A. (“CNSA”) entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). CNSA incurs the obligation for the respective amount drawn by signing promissory notes (“Navios Logistics Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, CNSA shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Navios Logistics. As of December 31, 2017, Navios Logistics had drawn the total available amount and the outstanding balance of Notes Payable was $31,109.

Navios Logistics BBVA Loan Facility

On December 15, 2016, Navios Logistics entered into a facility with Banco Bilbao Vizcaya Argentaria Uruguay S.A. (“BBVA”) for an amount of $25,000, for general corporate purposes. The loan bears interest at a rate of LIBOR (180 days) plus 325 basis points. The loan is repayable in 20 quarterly installments, starting on June 19, 2017, and secured by assignments of certain receivables. As of December 31, 2017, the outstanding amount of the loan was $23,250.

Navios Logistics Alpha Bank Loan

On May 18, 2017, Navios Logistics enter into a $14,000 term loan facility in order to finance the acquisition of two product tankers (“Navios Logistics Alpha Bank Loan”).  The Navios Logistics Alpha Bank Loan bears interest at a rate of LIBOR (90 days) plus 315 basis points and is repayable in 20 quarterly installments with a final balloon payment of $7,000 on the last repayment date. As of December 31, 2017, the outstanding amount of the loan was $13,300.

Navios Logistics Term Loan B Faciliy

On November 3, 2017, Navios Logistics and Navios Logistics Finance (US) Inc., as co-borrowers, completed the issuance of a new $100,000 Term Loan B Facility (the “Term Loan B Facility”). The Term Loan B Facility bears an interest rate of LIBOR plus 475 basis points and has a four year term with 1.0% amortization per annum. The Term Loan B Facility is fully and unconditionally guaranteed jointly and severally, by all of Navios Logistics’ direct and indirect subsidiaries except for Horamar do Brasil Navegação Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte Group S.A. (“Terra Norte”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the Term Loan B Facility. The subsidiary guarantees are “full and unconditional,” except that the credit agreement provides for an individual subsidiary’s guarantee to be automatically released in certain circumstances. The Term Loan B Facility is secured by first priority mortgages on five tanker vessels servicing our cabotage business as well as by assignments of the revenues arising from certain time charter contracts, and an iron ore port contract. The net proceeds of the Term Loan B Facility were used: (i) to finance a $70,000 dividend of which $44,677 was paid to Navios Holdings, and was eliminated in the consolidated financial statements, and $25,323 to its noncontrolling shareholders, (ii) for general corporate purposes and (iii) to pay fees and expenses relating to the Term Loan B Facility.

The Term Loan B Facility contains restrictive covenants including restrictions on indebtedness, liens, acquisitions and investments, restricted payments and dispositions. The Term Loan B Facility also provides for customary events of default, including change of control.

As of December 31, 2017, a balance of $100,000 was outstanding under the Term Loan B Facility.

Navios Logistics was in compliance with the covenants set forth in the Term Loan B Facility as of December 31, 2017.

Other indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2017, the outstanding loan balance was $253 ($321 as of December 31, 2016). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.

During the year ended December 31, 2017, the Company paid $48,600, of which $25,707 related to scheduled repayment installments for the year 2017, $7,286 related to prepayments of indebtedness originally maturing the third quarter of 2018, and $15,607 related to the refinancing of one of its secured credit facilities which had an outstanding balance of $17,332, thus achieving a $1,715 benefit to nominal value.

The annual weighted average interest rates of the Company’s total borrowings were 7.11%, 6.87% and 6.98% for the year ended December 31, 2017, 2016 and 2015, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2017, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2018	$35,988
2019	33,326
2020	71,454
2021	154,825
2022	1,414,638
2023 and thereafter	7,537
Total	$1,717,768